SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE (Details)	May 31, 2025
Factory and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Factory Improvement [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	30 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	10 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	10 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Leasehold Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	22 years